COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details) - Entering into significant commitments or contingent liabilities $ in Millions	Feb. 20, 2026 CAD ($)	Feb. 06, 2026 CAD ($) license
Disclosure of non-adjusting events after reporting period [line items]
Contractual commitments, number of licenses | license		30
Contractual commitments for licenses		$ 84
Payments relating to contractual commitments	$ 17
Current contractual commitments for licenses	$ 67